   As filed with the Securities and Exchange Commission on September 28, 1999

                                                       Registration No. 33-12531
                                                                        811-5055
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        / /

                          PRE-EFFECTIVE AMENDMENT NO.                        / /

                         POST-EFFECTIVE AMENDMENT NO. 22                     /X/

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      / /

                                AMENDMENT NO. 24                             /X/

                        (Check appropriate box or boxes)
                            ------------------------

                            PRUDENTIAL BALANCED FUND
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
               (Address of Principal Executive Offices)(Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7525

                        MARGUERITE E. H. MORRISON, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (Name and Address of Agent for Service)
                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):

                         / / immediately upon filing pursuant to paragraph (b) /X/ on October 4, 1999 pursuant to paragraph (b)
                         / / 60 days after filing pursuant to paragraph (a)(1)
                         / / on (date) pursuant to paragraph (a)(1)
                         / / 75 days after filing pursuant to paragraph (a)(2)
                         / / on (date) pursuant to paragraph (a)(2) of rule 485.

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                         /X/ this post-effective amendment designates a new
                             effective date for a previously filed
                             post-effective amendment.


                                                  Shares of Beneficial Interest, $.01 par value per
Title of Securities Being Registered............  share

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--------------------------------------------------------------------------------

    Parts A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively of Registrant's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A (File No. 33-12531) filed on July 29, 1999.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and State of New Jersey, on the 28th day of September, 1999.

                                PRUDENTIAL BALANCED FUND

                                By       /s/ John R. Strangfeld, Jr.
                                     ------------------------------------------
                                             John R. Strangfeld, Jr., President


    Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                            TITLE                                        DATE
-----------------------------------  -----------------------------------  --------------------
/s/ Edward D. Beach                  Trustee                              September 28, 1999
---------------------------------
  EDWARD D. BEACH

/s/ Delayne D. Gold                  Trustee                              September 28, 1999
---------------------------------
  DELAYNE D. GOLD

/s/ Robert F. Gunia                  Trustee                              September 28, 1999
---------------------------------
  ROBERT F. GUNIA

/s/ Douglas H. McCorkindale          Trustee                              September 28, 1999
---------------------------------
  DOUGLAS H. MCCORKINDALE

/s/ Thomas T. Mooney                 Trustee                              September 28, 1999
---------------------------------
  THOMAS T. MOONEY

/s/ Stephen P. Munn                  Trustee                              September 28, 1999
---------------------------------
  STEPHEN P. MUNN

/s/ David R. Odenath, Jr.            Trustee                              September 28, 1999
---------------------------------
  DAVID R. ODENATH, JR.

/s/ Richard A. Redeker               Trustee                              September 28, 1999
---------------------------------
  RICHARD A. REDEKER

/s/ Robin B. Smith                   Trustee                              September 28, 1999
---------------------------------
  ROBIN B. SMITH

/s/ John R. Strangfeld, Jr.          President and Trustee                September 28, 1999
---------------------------------
  JOHN R. STRANGFELD, JR.

/s/ Louis A. Weil, III               Trustee                              September 28, 1999
---------------------------------
  LOUIS A. WEIL, III

/s/ Clay T. Whitehead                Trustee                              September 28, 1999
---------------------------------
  CLAY T. WHITEHEAD

/s/ Grace C. Torres                  Treasurer and Principal Financial    September 28, 1999
---------------------------------      and Accounting Officer
  GRACE C. TORRES

                               INDEX TO EXHIBITS


  EXHIBIT
    NO.                                                  DESCRIPTION
-----------  ----------------------------------------------------------------------------------------------------
(a)          (1) Amended and Restated Declaration of Trust. Incorporated by
             reference to Exhibit No. 1(a) to Post-Effective Amendment No. 13 to
             the Registration Statement on Form N-1A filed via EDGAR on September
             29, 1994 (File No. 33-12531).
             (2) Amended Certificate of Designation. Incorporated by reference to
             Exhibit No. 1(b) to Post-Effective Amendment No. 19 to the
             Registration Statement on Form N-1A filed via EDGAR on September 26,
             1997 (File No. 33-12531).
             (3) Certificate of Amendment of Declaration of Trust. Incorporated
             by reference to Exhibit No. 1(c) to Post-Effective Amendment No. 19
             to the Registration Statement on Form N-1A filed via EDGAR on
             September 26, 1997 (File No. 33-12531).
             (4) Amended and Restated Certificate of Designation. Incorporated by
             reference to Exhibit (a)(4) to Post-Effective Amendment No. 21 to
             the Registration Statement on Form N-1A filed via EDGAR on July 29,
             1999 (File No. 33-12531).
(b)          Amended By-Laws of the Registrant. Incorporated by reference to
             Exhibit No. 2 to Post Effective Amendment No. 20 to the Registration
             Statement on Form N-1A filed via EDGAR on September 28, 1998 (File
             No. 33-12531).
(c)          Specimen receipt for shares of beneficial interest issued by the
             Registrant. Incorporated by reference to Exhibit No. 4 to
             Post-Effective Amendment No. 19 to the Registration Statement in
             Form N-1A filed via EDGAR on September 26, 1997 (File No. 33-12531).
(d)          (1) Management Agreement between the Registrant and Prudential
             Mutual Fund Management, Inc. Incorporated by reference to Exhibit
             No. 6(a) to the Registration Statement on Form N-14 filed via EDGAR on April 14, 1997 (File No. 333-25133).
             (2) Subadvisory Agreement between Prudential Mutual Fund Management,
             Inc. and The Prudential Investment Corporation. Incorporated by
             reference to Exhibit No. 6(b) to the Registration Statement on Form
             N-14 filed via EDGAR on April 14, 1997 (File No. 333-25133).
(e)          (1) Distribution Agreement. Incorporated by reference to Exhibit No.
             6(a) to Post Effective Amendment No. 20 to the Registration
             Statement on Form N-1A filed via EDGAR on September 28, 1998 (File
             No. 33-12531).
             (2) Form of Selected Dealer Agreement. Incorporated by reference to
             Exhibit No. 6(b) to Post Effective Amendment No. 20 to the
             Registration Statement on Form N-1A filed via EDGAR on September 28,
             1998 (File No. 33-12531).
(g)          (1) Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 9(a) to the Registration Statement on Form N-14 filed via EDGAR on April 14,
             1997 (File No. 333-25133).
             (2) Amendment to Custodian Contract. Incorporated by reference to
             Exhibit No. 9(b) to the Registration Statement on Form N-14 filed via EDGAR on April 14, 1997 (File No. 333-25133).
             (3) Amendment to Custodian Contract. Incorporated by reference to
             Exhibit No. 8(c) to Post-Effective Amendment No. 20 to the
             Registration Statement on Form N-1A filed via EDGAR on September 28,
             1998 (File No. 33-12531).
             (4) Amendment to Custodian Contract.*
(h)          (1) Transfer Agency and Service Agreement between the Registrant and
             Prudential Mutual Fund Services, Inc. Incorporated by reference to
             Exhibit No. 9 to Post-Effective Amendment No. 19 to the Registration
             Statement on Form N-1A filed via EDGAR on September 26, 1997 (File
             No. 33-12531).
             (2) Amendment to Transfer Agency Agreement.*
(i)          (1) Opinion and Consent of Counsel. Incorporated by reference to
             Exhibit (i) to Post-Effective Amendment No. 21 to the Registration
             Statement on Form N-1A filed via EDGAR on July 29, 1999 (File No.
             33-12531).
             (2) Consent of Counsel.*
(j)          Consent of independent accountants.*
(m)          (1) Amended and Restated Distribution and Service Plan for Class A
             shares. Incorporated by reference to Exhibit No. 15(a) to
             Post-Effective Amendment No. 20 to the Registration Statement on
             Form N-1A filed via EDGAR on September 28, 1998 (File No. 33-12531).
             (2) Amended and Restated Distribution and Service Plan for Class B
             shares. Incorporated by reference to Exhibit No. 15(b) to
             Post-Effective Amendment No. 20 to the Registration Statement on
             Form N-1A filed via EDGAR on September 28, 1998 (File No. 33-12531).
             (3) Amended and Restated Distribution and Service Plan for Class C
             shares. Incorporated by reference to Exhibit No. 15(c) to
             Post-Effective Amendment No. 20 to the Registration Statement on
             Form N-1A filed via EDGAR on September 28, 1998 (File No. 33-12531).
(o)          Amended Rule 18f-3 Plan. Incorporated by reference to Exhibit No. 18 to Post-Effective Amendment No. 20 to the Registration Statement on
             Form N-1A filed via EDGAR on September 28, 1998 (File No. 33-12531).

----------------------
* To be filed by amendment.